Note 7 - Leases (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Lessee, Operating Lease Assets and Liabilities [Table Text Block]
	2020	2019
Operating lease right-of-use assets	$1,728	$1,466

Current portion of obligations under operating leases	$529	$513
Long-term portion of obligations under operating leases	1,199	953
Total obligations under operating leases	$1,728	$1,466

Lessee, Financing Lease Assets and Liabilities [Table Text Block]
	2020	2019
Leased property under finance leases	$12,112	$11,758
Less accumulated amortization	(6,377)	(5,880)
Leased property under finace leases, net	$5,735	$5,878

Current portion of obligations under finance leases	$333	$295
Long-term portion of obligations under finance leases	560	555
Total obligations under finance leases	$893	$850

Lease, Cost [Table Text Block]
	2020	2019
Operating lease cost:
Rental expense	$643	$775

Finance lease cost:
Depreciation expense	$497	$506
Interest expense	40	43
Total finance lease cost	$537	$549

Lease, Liability, Maturity [Table Text Block]
	Finance	Operating	Total
2021	$372	$598	$970
2022	174	548	722
2023	116	380	496
2024	105	204	309
2025	41	153	194
Thereafter	405	-	405
Total lease payments	1,213	1,883	3,096
Less imputed interest	320	155	475
Total	893	1,728	2,621
Less: current portion of obligations under leases	333	529	862
Long-term portion of obligations under leases	$560	$1,199	$1,759
	Finance	Operating	Total
2020	$332	$575	$907
2021	285	513	798
2022	87	323	410
2023	29	154	183
2024	18	27	45
Thereafter	420	-	420
Total lease payments	1,171	1,592	2,763
Less imputed interest	321	126	447
Total	850	1,466	2,316
Less: current portion of obligations under leases	295	513	808
Long-term portion of obligations under leases	$555	$953	$1,508